ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 62,103	$ 112,969
Series Fifteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	12,394	35,843
Series Sixteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	246	246
Series Seventeen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	0	11,292
Series Eighteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	24,343	40,468
Series Nineteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 25,120	$ 25,120